BUSINESS COMBINATIONS - Impact of Acquisitions on the Results of the Company (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($) business_combination
Business Combinations1 [Abstract]
Net income attributable to the business generated since acquisition date	$ 4,717
Revenue from the business since acquisition date	$ 29,670
Number of combinations | business_combination	5
Net income of combined entity as if combination occurred at beginning of period	$ 1,336,691
Revenue of combined entity as if combination occurred at beginning of period	$ 97,032